Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment
	December 31, 2022	December 31, 2021
Office equipment, fixtures and furniture	$47,793	$31,398
Less: Accumulated depreciation	(12,992)	(5,181)
Less: Impairment	(22,248)	-
Total	$12,553	$26,217